Trade Receivables	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Trade Receivables
3.	Trade Receivables
Trade receivables are summarized as follows:

	December 31
	2022	2021

	(Millions of yen)
Notes	30,535	28,616
Accounts	606,268	493,816

Trade receivables	636,803	522,432

Less allowance for credit losses	(13,305)	(12,494)

	623,498	509,938